Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of
							Initial Fixed
					Average		$100
					Summary	Average	Investment
					Compensation	Compensation	Based on
	Summary Compensation Table		Compensation Actually Paid to		Table Total for	Actually Paid	Total
	Total for PEO ($)[1,2]		PEO ($)[1,3]		Non-PEO	to Non-PEO	Shareholder	Net Income
Fiscal Year	PEO - Isett	PEO - Brenner	PEO - Isett	PEO - Brenner	NEOs[1,2]	NEOs[1,3]	Return[4]	($ Millions)[5]

2025	$—	$1,509,907	$—	$621,717	$741,492	$432,769	$0.58	$(18.38)
2024	$—	$1,271,286	$—	$1,179,292	$761,870	$742,380	$1.60	$(24.91)
2023	$1,670,498	$1,069,174	$189,265	$629,453	$630,739	$336,310	$9.24	$(65.01)

(1)	PEOs/NEOs included in these columns reflect the following individuals:

Fiscal Year	PEO	Non-PEO NEOs

2025	Dr. Martin B. Brenner	Felipe Duran, Marc Banjak(e)
2024	Dr. Martin B. Brenner	Felipe Duran
2023	Thomas F. Isett(a), Dr. Martin B. Brenner(b)	Felipe Duran(c), Robert Lutz(d)

(a)	Mr. Isett resigned as the Company’s Chief Executive Officer on December 1, 2022.
(b)	Dr. Brenner has served as the Company’s Chief Scientific Officer since January 2021, was appointed as the Company’s Interim CEO on January 20, 2023 and as the Company’s Chief Executive Officer on June 22, 2023. Dr. Brenner was a Non-PEO NEO in fiscal year 2022.
(c)	Mr. Duran was appointed as the Company’s Interim CFO effective as of February 13, 2023 and as the Company’s Chief Financial Officer on June 22, 2023.
(d)	On January 11, 2023, Mr. Lutz resigned as the Company’s Chief Financial Officer effective as of February 10, 2023.
(e)	On August 8, 2024, Mr. Banjak was appointed as the Company’s Chief Legal Officer.
(2)	Amounts reflect the total compensation for our PEO, and on an average basis, our Non-PEO NEOs as set forth in the summary compensation tables (“SCT”) in the Company’s proxy statements for fiscal years 2025, 2024 and 2023.
(3)	The following tables illustrate the adjustments to the SCT total compensation for our PEOs, as well as the average for our other NEOs, to determine “compensation actually paid”, as computed in accordance with Item 402(v). Amounts do not reflect actual compensation earned by or paid to our NEOs during the applicable year.

PEO (Brenner)
Reconciliation of Summary Compensation Table Total to	Fiscal Year
Compensation Actually Paid for PEO	June 30, 2025 ($)

Summary Compensation Table Total	$1,509,907

Minus: Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	$799,272

Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	$—

Plus: Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	$(211,979)

Plus: Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$163,797

Plus: Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(40,736)

Minus: Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—

Plus: Value of Dividends or Other Earnings Paid on Option and Stock Awards Not Otherwise Reflected in Total Compensation	$—

Compensation Actually Paid	$621,717

Reconciliation of Average Summary Compensation Table Total to Average Compensation Actually Paid for Non-PEO NEOs	Fiscal Year June 30, 2025 ($)

Summary Compensation Table Total	$741,492

Minus: Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	$269,715

Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	$55,274

Plus: Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	$(85,195)

Plus: Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—

Plus: Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(9,087)

Minus: Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—

Plus: Value of Dividends or Other Earnings Paid on Option and Stock Awards Not Otherwise Reflected in Total Compensation	$—

Compensation Actually Paid	$432,769

For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes. For more information, please see the notes to our financial statements in our Annual Report on Form 10-K and the footnotes to the Summary Compensation Table of this proxy statement.

(4)	Total Shareholder Return (TSR) represents the cumulative return on a fixed investment of $100 in the Common Stock of iBio, Inc., at the beginning of the measurement period.
(5)	The dollar amounts reported represent the net income reflected in the Company’s audited financial statements for the applicable year.

Company Selected Measure Name	cumulative return on a fixed investment of $100 in the Common Stock of iBio, Inc.
Named Executive Officers, Footnote
(1)	PEOs/NEOs included in these columns reflect the following individuals:

Fiscal Year	PEO	Non-PEO NEOs

2025	Dr. Martin B. Brenner	Felipe Duran, Marc Banjak(e)
2024	Dr. Martin B. Brenner	Felipe Duran
2023	Thomas F. Isett(a), Dr. Martin B. Brenner(b)	Felipe Duran(c), Robert Lutz(d)

(a)	Mr. Isett resigned as the Company’s Chief Executive Officer on December 1, 2022.
(b)	Dr. Brenner has served as the Company’s Chief Scientific Officer since January 2021, was appointed as the Company’s Interim CEO on January 20, 2023 and as the Company’s Chief Executive Officer on June 22, 2023. Dr. Brenner was a Non-PEO NEO in fiscal year 2022.
(c)	Mr. Duran was appointed as the Company’s Interim CFO effective as of February 13, 2023 and as the Company’s Chief Financial Officer on June 22, 2023.
(d)	On January 11, 2023, Mr. Lutz resigned as the Company’s Chief Financial Officer effective as of February 10, 2023.
(e)	On August 8, 2024, Mr. Banjak was appointed as the Company’s Chief Legal Officer.

Peer Group Issuers, Footnote

Independent Consultant; Peer Group and Benchmarking

The Compensation Committee has the authority to directly retain the services of independent consultants and other experts to assist in fulfilling its responsibilities. In August 2024, the Compensation Committee retained Aon to conduct a detailed assessment of the current executive compensation program to recommend any potential policy changes for fiscal year 2025. The Compensation Committee assessed the independence of Aon pursuant to SEC rules and in accordance with Nasdaq listing standards, noting that Aon (i) did not have any relationships with the Company, our executive officers or our Compensation Committee members that would impair its independence, and (ii) does not provide any services to the Company other than advice to the Compensation Committee regarding executive officer and director compensation, and concluded that Aon is free from conflicts of interest and is independent.

In October 2025, the Compensation Committee approved a peer group of 21 companies proposed by Aon (the “Peer Group”). The Peer Group was chosen using various parameters, bearing in mind that some of the companies in the Peer Group meet some but not all of the below criteria:

●	Biotechnology with a focus on companies including artificial intelligence in drug discovery.
●	Phase Preclinical, Phase I, and Phase I/II companies with preference towards AI enabled companies.
●	Target companies with a market capitalization below $100 million.
●	Target companies under 100 employees in anticipation of FYE 2024-25 headcount projections.
●	Preference was given to US-based companies, with a focus on companies headquartered in San Diego, CA or other life science hubs.

At the time the peer group was approved, we had a market cap positioned at the 4th percentile of the peer group, as the peer group median equaled $75.3 million and our projected FYE 2024 headcount (18 employees) was positioned at the 24th percentile of the peer group; as the peer group median equaled 43, even though many companies are larger, they were chosen primarily for their business model, headcount, and stage of development rather than market cap alone. The approved peer group consisted of the following companies:

Agenus	Checkpoint Therapeutics	MediciNova
Alaunos Therapeutics	Chimerix	Precision Biosciences
Assembly Biosciences	Compugen	Rallybio
BioAtla	CytomX Therapeutics	Relmada Therapeutics
BullFrog AI	Dyadic	Spectral AI
CEL-SCI Corporation	Lantern Pharma

Aon provided an analysis of data derived from members of our Peer Group. The Compensation Committee used Aon’s analysis to help structure a competitive executive compensation program, position executive compensation by considering market data, and make individual compensation adjustments and decisions based on comparable positions at companies with which we compete for talent. While the Compensation Committee does not establish compensation levels solely based on a review of competitive data or benchmark to any particular level, it believes such data is a useful tool in its deliberations as our compensation policies and practices must be competitive in the marketplace for us to be able to attract, motivate and retain qualified executive officers. The Compensation Committee uses the peer group compensation data as one of several factors in determining appropriate compensation parameters for base salary, variable cash compensation and equity-based, long-term incentives. The Compensation Committee’s executive compensation decisions are made on a case-by-case basis, and specific benchmark results do not, in and of themselves, determine individual target compensation decisions.

Adjustment To PEO Compensation, Footnote
(3)	The following tables illustrate the adjustments to the SCT total compensation for our PEOs, as well as the average for our other NEOs, to determine “compensation actually paid”, as computed in accordance with Item 402(v). Amounts do not reflect actual compensation earned by or paid to our NEOs during the applicable year.

PEO (Brenner)
Reconciliation of Summary Compensation Table Total to	Fiscal Year
Compensation Actually Paid for PEO	June 30, 2025 ($)

Summary Compensation Table Total	$1,509,907

Minus: Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	$799,272

Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	$—

Plus: Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	$(211,979)

Plus: Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$163,797

Plus: Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(40,736)

Minus: Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—

Plus: Value of Dividends or Other Earnings Paid on Option and Stock Awards Not Otherwise Reflected in Total Compensation	$—

Compensation Actually Paid	$621,717

Non-PEO NEO Average Total Compensation Amount	$ 741,492	$ 761,870	$ 630,739
Non-PEO NEO Average Compensation Actually Paid Amount	$ 432,769	742,380	336,310
Adjustment to Non-PEO NEO Compensation Footnote

Reconciliation of Average Summary Compensation Table Total to Average Compensation Actually Paid for Non-PEO NEOs	Fiscal Year June 30, 2025 ($)

Summary Compensation Table Total	$741,492

Minus: Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	$269,715

Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	$55,274

Plus: Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	$(85,195)

Plus: Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—

Plus: Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(9,087)

Minus: Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—

Plus: Value of Dividends or Other Earnings Paid on Option and Stock Awards Not Otherwise Reflected in Total Compensation	$—

Compensation Actually Paid	$432,769

Equity Valuation Assumption Difference, Footnote

For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes. For more information, please see the notes to our financial statements in our Annual Report on Form 10-K and the footnotes to the Summary Compensation Table of this proxy statement.

Compensation Actually Paid vs. Total Shareholder Return

Relationship between CAP vs. Cumulative TSR of Company

The following chart illustrates the relationship between compensation actually paid (CAP) for our PEO and the average CAP for our Non-PEO NEOs against our TSR:

Compensation Actually Paid vs. Net Income	Relationship between CAP vs. Net Income The following chart illustrates the CAP for our PEO and the average CAP for our Non-PEO NEOs against our net income:
Total Shareholder Return Amount	$ 0.58	1.6	9.24
Net Income (Loss)	$ (18,380,000)	(24,910,000)	(65,010,000.00)
Company Selected Measure Amount	100
PEO Name	Dr. Martin B. Brenner
Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 269,715
Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	55,274
Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(85,195)
Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,087)
Thomas Isett (former CEO)
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,670,498
PEO Actually Paid Compensation Amount			189,265
Dr. Martin Brenner, CEO
Pay vs Performance Disclosure
PEO Total Compensation Amount	1,509,907	1,271,286	1,069,174
PEO Actually Paid Compensation Amount	621,717	$ 1,179,292	$ 629,453
Dr. Martin Brenner, CEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	799,272
Dr. Martin Brenner, CEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(211,979)
Dr. Martin Brenner, CEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	163,797
Dr. Martin Brenner, CEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (40,736)